Filed pursuant to Rule 497(e)

under the Securities Act of 1933, as amended

Registration File No.: 333-200831

BAILLIE GIFFORD FUNDS

Baillie Gifford Emerging Markets Equities Fund

Baillie Gifford Emerging Markets ex China Fund

Baillie Gifford International Alpha Fund

Baillie Gifford International Growth Fund

Supplement dated September 8, 2026 to the Prospectuses and the Statement of Additional Information (“SAI”), each dated April 30, 2026, as supplemented or revised from time to time

1.	Effective on or about March 31, 2027, Andrew Stobart will no longer be Portfolio Manager for Baillie Gifford Emerging Markets Equities Fund, will no longer be Portfolio Manager for Baillie Gifford Emerging Markets ex China Fund, and will no longer be a member of the Emerging Markets Equity Team. The Prospectuses and the SAI are revised as of that date to remove all references to Andrew Stobart as Portfolio Manager for Baillie Gifford Emerging Markets Equities Fund, as Portfolio Manager for Baillie Gifford Emerging Markets ex China Fund, and as a member of the Emerging Markets Equity Team.

2.	Effective on or about April 1, 2027, Alice Stretch will become a Portfolio Manager for Baillie Gifford Emerging Markets Equities Fund. Therefore, effective as of that date, the Prospectuses and the SAI are revised as follows.

The subsection titled “Management” under “Baillie Gifford Emerging Markets Equities Fund” in the “Fund Summaries” section is restated in its entirety as follows:

Management

Investment Manager

Baillie Gifford Overseas Limited

Portfolio Managers

Name	Title	Year Commenced Service with the Fund
Ben Durrant	Portfolio Manager	2021
Mike Gush	Portfolio Manager	2005
Alice Stretch	Portfolio Manager	2027

The subsection titled “Baillie Gifford Emerging Markets Equities Fund Team” under “Investment Teams” in the “Fund Management” section is revised to add the following information:

Education	Investment Experience
Alice Stretch

Ms. Stretch is an investment manager in the Emerging Markets Equity Team. She joined Baillie Gifford in 2018, starting out as an analyst in the Emerging Markets Equity Team. She has previously worked in the Long Term Global Growth, Global Alpha and Credit teams. Ms. Stretch graduated BSc in Political Economy from King’s College London in 2018.

BSC in Political Economy (2018) King’s College London	Ms. Stretch has been a member of the portfolio management team since April 2027.

The section titled “Other Accounts” under “Investment Decisions by Portfolio Managers” in the “Manager” section of the SAI is revised to add the following information:

Account Type	Total Accounts	Total Assets in Accounts	Where advisory fee is based on account performance:
		(US$m)	Accounts	Assets in Accounts (US$m)
Baillie Gifford Emerging Markets Equities Fund

Alice Stretch, as of August 31, 2026*
Registered Investment Companies	--	--	--	--
Other Pooled Investment Vehicles	--	--	--	--
Other Accounts	1	146	--	--
*Ownership of Securities - As of August 31, 2026, Ms. Stretch did not beneficially own any shares of Baillie Gifford Emerging Markets Equities Fund.

3.	Effective on or about April 1, 2027, Alice Stretch will become a Portfolio Manager for Baillie Gifford Emerging Markets ex China Fund. Therefore, effective as of that date, the Prospectus for Class K and Institutional Class and the SAI are revised as follows.

The subsection titled “Management” under “Baillie Gifford Emerging Markets ex China Fund” in the “Fund Summaries” section is restated in its entirety as follows:

Management

Investment Manager

Baillie Gifford Overseas Limited

Portfolio Managers

Name	Title	Year Commenced Service with the Fund
Ben Durrant	Portfolio Manager	2021
Mike Gush	Portfolio Manager	2021
Alice Stretch	Portfolio Manager	2027

The subsection titled “Baillie Gifford Emerging Markets ex China Fund Team” under “Investment Teams” in the “Fund Management” section is revised to add the following information:

Education	Investment Experience
Alice Stretch BSC in Political Economy (2018) King's College London

Ms. Stretch is an investment manager in the Emerging Markets Equity Team. She joined Baillie Gifford in 2018, starting out as an analyst in the Emerging Markets Equity Team. She has previously worked in the Long Term Global Growth, Global Alpha and Credit teams. Ms. Stretch graduated BSc in Political Economy from King’s College London in 2018.

Ms. Stretch has been a member of the portfolio management team since April 2027.

The section titled “Other Accounts” under “Investment Decisions by Portfolio Managers” in the “Manager” section of the SAI is revised to add the following information:

Account Type	Total Accounts	Total Assets in Accounts	Where advisory fee is based on account performance:
		(US$m)	Accounts	Assets in Accounts (US$m)
Baillie Gifford Emerging Markets ex China Fund

Alice Stretch, as of August 31, 2026*
Registered Investment Companies	--	--	--	--
Other Pooled Investment Vehicles	--	--	--	--
Other Accounts	1	146	--	--
*Ownership of Securities - As of August 31, 2026, Ms. Stretch did not beneficially own any shares of Baillie Gifford Emerging Markets ex China Fund.

4.	Effective on or about March 31, 2027, Donald Farquharson will no longer be Portfolio Manager for Baillie Gifford International Alpha Fund and will no longer be a member of the Japanese Equities Team. The Prospectuses and the SAI are revised as of that date to remove all references to Donald Farquharson as Portfolio Manager for Baillie Gifford International Alpha Fund and as a member of the Japanese Equities Team.

5.	Effective on or about September 8, 2026, Robert Wilson will no longer be Portfolio Manager for Baillie Gifford International Growth Fund and will no longer be a member of the International Growth Team. The Prospectuses and the SAI are revised as of that date to remove all references to Robert Wilson as Portfolio Manager for Baillie Gifford International Growth Fund and as a member of the International Growth Team.

6.	Effective on or about September 8, 2026, Alex Summers will become a Portfolio Manager for Baillie Gifford International Growth Fund. Therefore, effective as of that date, the Prospectuses and the SAI are revised as follows.

The subsection titled “Management” under “Baillie Gifford International Growth Fund” in the “Fund Summaries” section is restated in its entirety as follows:

Management

Investment Manager

Baillie Gifford Overseas Limited

Portfolio Managers

Name	Title	Year Commenced Service with the Fund
Julia Angeles	Portfolio Manager	2017
Lawrence Burns	Portfolio Manager	2012
Thomas Coutts	Portfolio Manager	2008
Brian Lum	Portfolio Manager	2015
Alex Summers	Portfolio Manager	2026

The subsection titled “Baillie Gifford International Growth Fund Team” under “Investment Teams” in the “Fund Management” section is revised to add the following information:

Education	Investment Experience
Alex Summers BBA (First Class Honors) Accounting and Finance University New Brunswick, Canada (2012) CFA Charterholder

Mr. Summers is an investment manager in the Emerging Markets Equity Team. He is also a member of the International Growth Portfolio Construction Group. Mr. Summers joined Baillie Gifford in 2022 and prior to joining the firm, worked as a Senior Investment Analyst (EM/Asia) at Stewart Investors from 2013. He is a CFA Charterholder and graduated BBA (First Class Honours), in Accounting and Finance from the University of New Brunswick, Canada in 2012.

Mr. Summers has been a member of the portfolio management team since September 2026.

The section titled “Other Accounts” under “Investment Decisions by Portfolio Managers” in the “Manager” section of the SAI is revised to add the following information:

Account Type	Total Accounts	Total Assets in Accounts (US$m)	Where advisory fee is based on account performance:
			Accounts	Assets in Accounts (US$m)
Baillie Gifford International Growth Fund
Alex Summers, as of August 31, 2026*
Registered Investment Companies	—	—	—	—
Other Pooled Investment Vehicles	3	1,319	—	—
Other Accounts	12	6,318	—	—
*Ownership of Securities - As of August 31, 2026, Mr. Summers did not beneficially own any shares of Baillie Gifford International Growth Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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